Intangible Assets and Goodwill - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Rights on contracts
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Customer relationship | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	5 years
Customer relationship | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	16 years
Educational system | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	3 years
Educational system | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Copyrights
Intangible assets and goodwill
Intangible assets, useful lives	3 years
Software License | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	2 years
Software License | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	5 years
Trademarks | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Trademarks | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	20 years
Educational platform | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	3 years
Educational platform | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	10 years
Non-compete agreement | Minimum
Intangible assets and goodwill
Intangible assets, useful lives	2 years
Non-compete agreement | Maximum
Intangible assets and goodwill
Intangible assets, useful lives	5 years